Inventory (Details) - Schedule of Inventory ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Inventory Abstract
Raw materials	¥ 1,784	$ 246	¥ 1,793
Low value consumables	41	6	41
Finished goods	3,705	526	3,803
Less: inventory impairment	(91)	(12)	(180)	$ (25)
Inventories	¥ 5,439	$ 766	¥ 5,457